Schedule of Investments (unaudited)	iShares® Europe ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.3%
Erste Group Bank AG	58,016	$2,349,933
OMV AG	23,534	1,032,500
Verbund AG	13,575	1,258,015
		4,640,448
Belgium — 1.5%
Ageas SA/NV	27,765	1,206,959
Anheuser-Busch InBev SA/NV	169,509	10,941,484
Argenx SE(a)	9,544	3,630,236
Groupe Bruxelles Lambert NV	16,334	1,286,350
KBC Group NV	55,253	3,585,884
Solvay SA	11,803	361,749
Syensqo SA(a)	11,803	1,228,201
UCB SA	20,234	1,763,830
Umicore SA	32,448	892,546
		24,897,239
Denmark — 5.1%
AP Moller - Maersk A/S, Class A	411	730,055
AP Moller - Maersk A/S, Class B, NVS	771	1,387,818
Carlsberg A/S, Class B	14,650	1,838,342
Chr Hansen Holding A/S	17,047	1,429,685
Coloplast A/S, Class B	20,279	2,317,202
Danske Bank A/S	109,225	2,919,726
DSV A/S	29,153	5,122,377
Genmab A/S(a)	10,742	3,425,119
GN Store Nord A/S(a)	24,493	623,257
Novo Nordisk A/S	524,532	54,357,857
Novozymes A/S, Class B	34,257	1,883,223
Orsted A/S(b)	30,943	1,715,373
Pandora A/S	13,618	1,882,757
Tryg A/S	56,563	1,230,937
Vestas Wind Systems A/S(a)	163,805	5,183,070
		86,046,798
Finland — 1.3%
Elisa OYJ	23,568	1,089,369
Fortum OYJ	72,751	1,050,826
Kesko OYJ, Class B	44,668	885,485
Kone OYJ, Class B	65,592	3,280,984
Metso OYJ	115,570	1,173,254
Neste OYJ	70,051	2,490,300
Nokia OYJ	879,283	2,994,777
Sampo OYJ, Class A	75,803	3,321,104
Stora Enso OYJ, Class R	97,219	1,347,023
UPM-Kymmene OYJ	86,808	3,274,456
Wartsila OYJ Abp	80,439	1,169,052
		22,076,630
France — 17.8%
Accor SA	27,709	1,060,592
Air Liquide SA	85,079	16,564,492
Airbus SE	100,148	15,471,702
Alstom SA	50,544	681,599
ArcelorMittal SA	74,911	2,125,974
Arkema SA	10,414	1,186,341
AXA SA	282,346	9,220,416
BNP Paribas SA	165,337	11,481,937
Bouygues SA	30,962	1,168,172
Bureau Veritas SA	46,010	1,164,041
Capgemini SE	25,366	5,301,279
Carrefour SA	86,354	1,581,542
Cie. de Saint-Gobain	82,264	6,066,749
Security	Shares	Value

France (continued)
Cie. Generale des Etablissements Michelin SCA	115,824	$4,161,154
Credit Agricole SA	182,066	2,588,370
Danone SA	102,257	6,634,283
Dassault Systemes SE	108,552	5,313,328
Edenred	39,084	2,338,971
Eiffage SA	12,397	1,330,826
Engie SA	284,908	5,019,023
EssilorLuxottica SA	46,471	9,331,317
Eurofins Scientific SE	20,814	1,357,747
Euronext NV(b)	16,144	1,403,020
Gecina SA	8,781	1,068,991
Getlink SE	52,790	966,842
Hermes International	5,485	11,658,448
Kering SA	11,227	4,972,419
Legrand SA	43,495	4,529,405
L’Oreal SA	37,440	18,663,862
LVMH Moet Hennessy Louis Vuitton SE	42,408	34,458,062
Orange SA	295,565	3,368,746
Pernod Ricard SA	32,437	5,732,325
Publicis Groupe SA	37,514	3,485,494
Renault SA	30,744	1,257,427
Safran SA	56,172	9,903,704
Sanofi	180,802	17,966,797
Sartorius Stedim Biotech	3,843	1,019,096
Schneider Electric SE	87,470	17,608,252
Societe Generale SA	114,661	3,050,592
Sodexo SA	13,499	1,486,083
Teleperformance	10,488	1,535,519
Thales SA	15,389	2,278,691
TotalEnergies SE	364,424	24,780,459
Unibail-Rodamco-Westfield, New(a)	16,488	1,219,509
Valeo	37,907	585,876
Veolia Environnement SA	98,900	3,125,899
Vinci SA	83,506	10,508,832
Vivendi SE	100,495	1,075,797
Worldline SA/France(a)(b)	40,145	698,121
		299,558,123
Germany — 12.1%
adidas AG	26,941	5,474,591
Allianz SE, Registered	65,516	17,508,577
BASF SE	144,984	7,806,965
Bayer AG, Registered	159,760	5,927,719
Bayerische Motoren Werke AG	47,145	5,245,903
Beiersdorf AG	16,057	2,404,613
Brenntag SE	23,953	2,201,460
Commerzbank AG	171,254	2,035,490
Continental AG	17,549	1,490,461
Covestro AG(a)(b)	31,171	1,816,393
Daimler Truck Holding AG	84,327	3,167,663
Delivery Hero SE(a)(b)(c)	32,878	904,899
Deutsche Bank AG, Registered	333,197	4,548,504
Deutsche Boerse AG	30,864	6,355,968
Deutsche Post AG, Registered	152,970	7,571,410
Deutsche Telekom AG, Registered	567,011	13,632,819
E.ON SE	364,148	4,892,349
Fresenius Medical Care AG & Co. KGaA	32,453	1,356,804
Fresenius SE & Co. KGaA	66,068	2,047,813
GEA Group AG	25,855	1,074,900
Hannover Rueck SE	9,630	2,302,571
HeidelbergCement AG	21,474	1,919,521
HelloFresh SE(a)	26,762	421,944
Henkel AG & Co. KGaA	15,909	1,141,448

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Infineon Technologies AG	212,138	$8,859,438
LEG Immobilien SE(a)	12,447	1,089,231
Mercedes-Benz Group AG	130,341	8,993,243
Merck KGaA	20,995	3,342,707
MTU Aero Engines AG	8,575	1,847,446
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	22,222	9,217,985
Puma SE	15,900	884,509
Rheinmetall AG	7,088	2,247,862
RWE AG	110,074	5,009,787
SAP SE	165,636	25,494,947
Siemens AG, Registered	122,157	22,917,787
Siemens Healthineers AG(b)	45,860	2,662,568
Symrise AG, Class A	21,704	2,385,172
Volkswagen AG	4,579	599,185
Vonovia SE	132,481	4,162,778
Zalando SE(a)(b)	35,766	846,742
		203,812,172
Ireland — 1.3%
Bank of Ireland Group PLC	155,820	1,414,604
CRH PLC	121,005	8,327,477
Flutter Entertainment PLC, Class DI(a)	28,717	5,068,304
Kerry Group PLC, Class A	24,747	2,148,022
Kingspan Group PLC	25,310	2,187,425
Ryanair Holdings PLC, ADR(a)(c)	14,701	1,960,525
Smurfit Kappa Group PLC	41,769	1,655,744
		22,762,101
Italy — 3.9%
Assicurazioni Generali SpA	180,034	3,803,671
Banco BPM SpA	246,400	1,305,660
Enel SpA	1,255,145	9,338,037
Eni SpA	389,363	6,604,136
Ferrari NV	20,528	6,930,387
FinecoBank Banca Fineco SpA	96,140	1,446,346
Intesa Sanpaolo SpA	2,629,741	7,695,656
Mediobanca Banca di Credito Finanziario SpA	102,404	1,268,966
Moncler SpA	33,708	2,075,380
Nexi SpA(a)(b)	139,287	1,141,179
Prysmian SpA	44,851	2,044,536
Snam SpA	326,401	1,679,306
Stellantis NV	359,390	8,420,737
Telecom Italia SpA/Milano(a)	1,643,510	533,783
Tenaris SA, NVS	71,283	1,239,837
Terna - Rete Elettrica Nazionale	223,232	1,862,348
UniCredit SpA	289,906	7,894,051
		65,284,016
Netherlands — 7.0%
ABN AMRO Bank NV, CVA(b)	68,881	1,035,865
Adyen NV(a)(b)	5,060	6,532,162
Aegon NV	218,175	1,268,479
Akzo Nobel NV	27,632	2,288,117
ASM International NV	7,517	3,912,407
ASML Holding NV	65,487	49,435,317
BE Semiconductor Industries NV	13,221	1,996,053
EXOR NV, NVS	16,869	1,688,547
Ferrovial SE	81,009	2,956,900
Heineken Holding NV	16,314	1,381,374
Heineken NV	41,240	4,189,963
IMCD NV	9,138	1,591,506
ING Groep NV	587,963	8,816,231
Koninklijke Ahold Delhaize NV	157,961	4,544,766
Security	Shares	Value

Netherlands (continued)
Koninklijke KPN NV	525,487	$1,810,370
Koninklijke Philips NV(a)	151,025	3,534,321
NN Group NV	46,720	1,846,414
Prosus NV	246,255	7,335,960
QIAGEN NV(a)	38,052	1,654,359
Randstad NV	19,719	1,237,566
Universal Music Group NV	124,507	3,554,316
Wolters Kluwer NV	40,169	5,714,823
		118,325,816
Norway — 0.9%
Aker BP ASA	50,429	1,464,841
DNB Bank ASA	145,517	3,093,872
Equinor ASA	161,171	5,107,822
Mowi ASA	71,636	1,282,840
Norsk Hydro ASA	214,969	1,444,937
Orkla ASA	121,514	943,646
Telenor ASA	104,516	1,199,477
Yara International ASA	26,080	926,534
		15,463,969
Portugal — 0.3%
EDP - Energias de Portugal SA	490,445	2,468,409
Galp Energia SGPS SA	70,722	1,040,581
Jeronimo Martins SGPS SA	45,052	1,146,597
		4,655,587
Singapore — 0.3%
STMicroelectronics NV , New	106,528	5,337,589
Spain — 4.0%
ACS Actividades de Construccion y Servicios SA	32,576	1,446,858
Aena SME SA(b)	12,094	2,195,195
Amadeus IT Group SA	73,263	5,261,861
Banco Bilbao Vizcaya Argentaria SA	967,664	8,819,539
Banco Santander SA	2,629,003	10,996,280
CaixaBank SA	658,793	2,713,131
Cellnex Telecom SA(b)	94,717	3,729,293
Enagas SA	40,348	680,643
Endesa SA	49,803	1,016,036
Grifols SA(a)	46,574	796,759
Iberdrola SA	938,719	12,312,973
Industria de Diseno Textil SA	181,990	7,940,961
Naturgy Energy Group SA	29,267	872,953
Redeia Corp. SA	65,921	1,086,288
Repsol SA	205,773	3,052,420
Telefonica SA	948,793	3,709,659
		66,630,849
Sweden — 5.0%
Alfa Laval AB	47,088	1,885,122
Assa Abloy AB, Class B	161,469	4,653,402
Atlas Copco AB, Class A	419,970	7,236,549
Atlas Copco AB, Class B	256,028	3,798,466
Boliden AB	43,334	1,356,333
Epiroc AB	101,931	2,051,757
Epiroc AB, Class B	61,062	1,070,892
EQT AB	55,931	1,583,611
Essity AB, Class B	98,553	2,442,358
Evolution AB(b)	31,205	3,716,841
Getinge AB, Class B	34,659	771,769
H & M Hennes & Mauritz AB, Class B	100,390	1,760,844
Hexagon AB, Class B	345,178	4,146,036
Industrivarden AB, Class A	25,082	820,026
Industrivarden AB, Class C	24,670	804,980

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Investor AB, Class B	296,297	$6,871,040
Nibe Industrier AB, Class B	252,171	1,770,848
Nordea Bank Abp	576,493	7,156,808
Sandvik AB	175,952	3,822,617
Skandinaviska Enskilda Banken AB, Class A	273,390	3,772,971
Skanska AB, Class B	57,866	1,048,392
SKF AB, Class B	58,878	1,179,947
Svenska Cellulosa AB SCA, Class B	95,264	1,431,100
Svenska Handelsbanken AB, Class A	256,184	2,784,062
Swedbank AB, Class A	148,742	3,007,213
Tele2 AB, Class B	85,297	733,186
Telefonaktiebolaget LM Ericsson, Class B	501,238	3,154,381
Telia Co. AB	380,575	971,010
Trelleborg AB, Class B	37,057	1,243,783
Volvo AB, Class B	258,035	6,714,071
		83,760,415
Switzerland — 15.5%
ABB Ltd., Registered	262,917	11,673,029
Adecco Group AG, Registered	27,763	1,363,538
Alcon Inc.	81,060	6,341,807
Baloise Holding AG, Registered	7,501	1,176,069
Barry Callebaut AG, Registered	580	979,144
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	165	1,980,596
Chocoladefabriken Lindt & Spruengli AG, Registered	17	2,062,416
Cie. Financiere Richemont SA, Class A, Registered	84,717	11,701,457
DSM-Firmenich AG	33,720	3,429,102
Geberit AG, Registered	5,455	3,501,666
Givaudan SA, Registered	1,297	5,378,285
Holcim AG	86,649	6,805,533
Julius Baer Group Ltd.	33,647	1,887,531
Kuehne + Nagel International AG, Registered	8,988	3,101,730
Logitech International SA, Registered	25,826	2,455,752
Lonza Group AG, Registered	12,087	5,095,712
Nestle SA, Registered	433,723	50,277,109
Novartis AG, Registered	336,664	34,006,595
Partners Group Holding AG	3,557	5,143,244
Roche Holding AG, Bearer	4,280	1,329,905
Roche Holding AG, NVS	114,127	33,175,978
Sandoz Group AG(a)	70,475	2,267,467
Schindler Holding AG, Participation Certificates, NVS	6,489	1,624,553
Schindler Holding AG, Registered	3,433	815,272
SGS SA	24,735	2,135,391
Siemens Energy AG(a)	83,174	1,099,249
SIG Group AG	54,510	1,255,421
Sika AG, Registered	26,032	8,488,413
Sonova Holding AG, Registered	7,749	2,534,293
Straumann Holding AG	18,976	3,066,576
Swatch Group AG (The), Bearer	4,720	1,284,265
Swatch Group AG (The), Registered	8,467	443,918
Swiss Life Holding AG, Registered	4,795	3,332,302
Swiss Prime Site AG, Registered	12,024	1,284,683
Swiss Re AG	46,883	5,275,768
Swisscom AG, Registered	4,059	2,442,986
Temenos AG, Registered	10,971	1,022,367
UBS Group AG, Registered	494,905	15,372,521
VAT Group AG(b)	4,273	2,146,148
Zurich Insurance Group AG	23,775	12,430,208
		261,187,999
United Kingdom — 22.9%
3i Group PLC	157,859	4,858,822
Security	Shares	Value

United Kingdom (continued)
abrdn PLC	316,769	$720,194
Admiral Group PLC	42,464	1,451,781
Anglo American PLC	217,515	5,443,682
Antofagasta PLC	57,466	1,228,736
Ashtead Group PLC	73,070	5,078,887
Associated British Foods PLC	55,976	1,687,062
AstraZeneca PLC	251,773	33,961,621
Auto Trader Group PLC(b)	156,980	1,442,119
Aviva PLC	450,310	2,491,758
BAE Systems PLC	497,093	7,036,346
Barclays PLC	2,326,261	4,554,974
Barratt Developments PLC	157,253	1,126,483
Berkeley Group Holdings PLC	18,828	1,124,052
BP PLC	2,766,901	16,402,376
British American Tobacco PLC	363,191	10,626,672
British Land Co. PLC (The)	146,752	746,054
BT Group PLC	923,991	1,455,826
Bunzl PLC	54,007	2,194,603
Burberry Group PLC	59,093	1,065,857
Centrica PLC	911,704	1,634,413
Compass Group PLC	290,345	7,944,803
Croda International PLC	23,333	1,500,870
DCC PLC	17,090	1,257,500
Diageo PLC	362,188	13,145,671
DS Smith PLC	214,074	837,687
Entain PLC	103,884	1,310,089
Experian PLC	150,097	6,123,255
Glencore PLC	1,811,566	10,889,404
GSK PLC	665,448	12,290,285
Haleon PLC	780,048	3,193,728
Halma PLC	60,183	1,749,874
Hargreaves Lansdown PLC	54,715	511,364
HSBC Holdings PLC	3,157,062	25,540,504
IMI PLC	43,713	936,658
Imperial Brands PLC	146,881	3,382,346
Informa PLC	224,002	2,228,014
InterContinental Hotels Group PLC	27,982	2,523,301
Intermediate Capital Group PLC	48,412	1,034,247
Intertek Group PLC	26,582	1,439,059
J Sainsbury PLC	284,524	1,096,960
Johnson Matthey PLC	30,738	664,800
Kingfisher PLC	319,832	990,962
Land Securities Group PLC	118,751	1,065,721
Legal & General Group PLC	977,610	3,124,137
Lloyds Banking Group PLC	10,938,877	6,634,822
London Stock Exchange Group PLC	63,349	7,488,582
M&G PLC	375,841	1,063,672
Marks & Spencer Group PLC	306,357	1,061,712
Melrose Industries PLC	217,534	1,572,418
Mondi PLC	79,460	1,554,611
National Grid PLC	601,637	8,104,841
NatWest Group PLC, NVS	907,493	2,527,734
Next PLC	20,473	2,116,392
Ocado Group PLC(a)	118,109	1,140,926
Pearson PLC	113,262	1,391,189
Persimmon PLC	48,979	865,761
Phoenix Group Holdings PLC	154,289	1,050,575
Prudential PLC	446,390	5,036,478
Reckitt Benckiser Group PLC	119,780	8,265,228
RELX PLC	314,758	12,487,649
Rentokil Initial PLC	408,740	2,303,765
Rightmove PLC	134,081	985,628

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rio Tinto PLC	180,895	$13,455,163
Rolls-Royce Holdings PLC(a)	1,368,679	5,220,647
Sage Group PLC (The)	166,299	2,482,645
Schroders PLC	143,454	784,372
Segro PLC	199,376	2,248,414
Severn Trent PLC	44,897	1,476,415
Shell PLC	1,070,805	35,051,801
Smith & Nephew PLC	140,801	1,934,193
Smiths Group PLC	57,244	1,284,865
Spirax-Sarco Engineering PLC	11,822	1,581,733
SSE PLC	177,911	4,199,764
St. James’s Place PLC	86,904	756,091
Standard Chartered PLC	361,695	3,069,393
Taylor Wimpey PLC	567,341	1,062,014
Tesco PLC	1,150,724	4,263,116
Unilever PLC	408,804	19,790,605
United Utilities Group PLC	111,974	1,512,575
Vodafone Group PLC	3,701,933	3,233,044
Weir Group PLC (The)	40,908	982,958
Whitbread PLC	32,559	1,515,859
WPP PLC	174,397	1,665,819
		384,337,026
Total Common Stocks — 99.2%
(Cost: $1,642,297,041)		1,668,776,777

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference
Shares, NVS	9,814	976,520
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	14,896	1,311,997
Henkel AG & Co. KGaA, Preference Shares, NVS	26,337	2,118,601
Porsche Automobil Holding SE, Preference
Shares, NVS	24,940	1,274,478
Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	4,397	$1,614,670
Volkswagen AG, Preference Shares, NVS	29,792	3,672,050
		10,968,316
Italy — 0.0%
Telecom Italia SpA, Preference Shares, NVS	1,187,149	397,630

Total Preferred Stocks — 0.7%
(Cost: $18,024,536)		11,365,946
Total Long-Term Investments — 99.9%
(Cost: $1,660,321,577)		1,680,142,723

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	2,799,321	2,801,001
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	2,360,000	2,360,000

Total Short-Term Securities — 0.3%
(Cost: $5,160,889)		5,161,001

Total Investments — 100.2%
(Cost: $1,665,482,466)		1,685,303,724

Liabilities in Excess of Other Assets — (0.2)%		(4,167,275)

Net Assets — 100.0%		$1,681,136,449

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,784,666	$—		$(984,059	)(a)	$2,452	$(2,058)	$2,801,001	2,799,321	$25,533	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,050,000	310,000	(a)	—		—	—	2,360,000	2,360,000	121,066		—
						$2,452	$(2,058)	$5,161,001		$146,599		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
December 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	11	03/15/24	$553	$(1,612)
FTSE 100 Index	2	03/15/24	197	4,243
				$2,631

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$22,651,128	$1,646,125,649	$—	$1,668,776,777
Preferred Stocks	—	11,365,946	—	11,365,946
Short-Term Securities
Money Market Funds	5,161,001	—	—	5,161,001
	$27,812,129	$1,657,491,595	$—	$1,685,303,724
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$4,243	$—	$4,243
Liabilities
Equity Contracts	—	(1,612)	—	(1,612)
	$—	$2,631	$—	2,631

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares